Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In 2025, we did not grant any options to purchase our common stock to any employees, including for our NEOs. Generally, the grant of options and other equity awards are based upon a predetermined schedule each year as a part of the annual compensation process described in the “Long-Term Equity Incentive Compensation” section above. If long-term incentive compensation is determined to be appropriate, our Board, the Compensation Committee or applicable designee approves any annual grants for continuing employees in the first fiscal quarter commensurate with the prescheduled Board and Committee meetings. If applicable, the grant dates of any options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of material nonpublic information (“MNPI”) such as on Forms 8-K, 10-Q or 10-K. Grants of equity awards may occur at other times during the year due to business needs, such as for a newly hired employees or officers or newly appointed Board members. The Board, Compensation Committee, or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. Generally, exercise prices are based on the closing price of the underlying common stock on the grant date, subject to the applicable rules for non-qualified stock options and incentive stock options under the 2021 Plan. Vesting dates for equity awards typically follow a standard annual vesting cadence based on the anniversary of the original grant date and are not timed to anticipate the release of MNPI.

There were no grants of options to our NEOs in 2025. Accordingly, there were no options granted within four business days before or one business day after the release of MNPI on Forms 8-K, 10-Q or 10-K in 2025, and no table of such option grants is presented under Item 402(x) of Regulation S-K.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Board, Compensation Committee, or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false